Provisions - Schedule of Changes in Provisions (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in Provisions [Abstract]
Balance at beginning		$ 878,144	$ 878,144
Balance at ending				878,144
New provisions				1,652,216
Revision of estimations			(8,736)	(287,021)
Provisions utilized		$ (459,054)	$ (869,408)	$ (487,051)